Earnings (Loss) Per Share (EPS)	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share (EPS) [Abstract]
Earnings/(Loss) Per Share (EPS)

14.Earnings (Loss) Per Share (EPS)

Basic EPS – Common Shares:

Numerator	May 19, 2010 to December 31, 2010	2011	2012
Net (loss) / income available to common shares	$(3,822)	$12,953,386	$13,176,164
Less: Series B-1 Preferred Shares dividends	-	-	(1,238,516)
Less: Redemption of preferred shares	-	-	(1,762,511)
Less: Income attributable to non-vested share awards	-	(103,947)	(189,769)
Net (loss) / income available to common shareholders	$(3,822)	$12,849,439	$9,985,368

Denominator
Weighted average number of capital stock / common shares outstanding, basic	100	15,433,519	17,980,980

Net (loss) / income per capital stock / common share, basic	$(38.22)	$0.83	$0.56

Diluted EPS – Common Shares:

Numerator	May 19, 2010 to December 31, 2010	2011	2012
Net (loss) / income available to common shares	$(3,822)	$12,953,386	$13,176,164
Less: Series B-1 Preferred Shares dividends	-	-	(1,238,516)
Less: Redemption of preferred shares	-	-	(1,762,511)
Plus: Dividends on Series B-1 Preferred Shares, if converted to common shares	-	-	864,133
Less: Income attributable to non-vested share awards	-	(103,947)	-
Net (loss) / income available to common shareholders	$(3,822)	$12,849,439	$11,039,270

Denominator
Weighted average number of capital stock / common shares outstanding, basic	100	15,433,519	17,980,980
Effect of Series B-1 Preferred Shares, if converted to common shares	-	-	2,415,653
Weighted average number of capital stock / common shares outstanding, diluted	100	15,433,519	20,396,633

Net (loss) / income per capital stock / common share, diluted	$(38.22)	$0.83	$0.54

Weighted Average Number of Shares – Basic - In calculating basic EPS, the Company includes the effect of vested share awards from their vesting date.

Weighted Average Number of Common Shares – Diluted - In calculating diluted EPS the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted EPS for the common shares, the unvested share awards outstanding under the Company’s Stock Incentive Plan, common shares issuable upon exercise of the Company’s outstanding warrants and common shares issuable upon conversion of the Series B-1 Preferred Shares, are included in the shares outstanding unless their effect is anti-dilutive.

The Company excluded the dilutive effect of 532,333 (2011: 317,000) non-vested share awards and 1,333,333 (2011: 0) warrants in calculating dilutive EPS for its common shares as of December 31, 2012, as they were anti-dilutive.